Expense Example {- FundsManager 50% Portfolio} - 02.28 VIP FundsManager 50% Portfolio Investor Solo PRO-11 - FundsManager 50% Portfolio - VIP FundsManager 50% Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 66
3 years	217
5 years	383
10 years	$ 864